Related Party Transactions and Balances (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transactions and Balances [Line Items]
Due from a related party		$ 226,179
Payments to acquire loans receivable	833,226	1,032,219	$ 3,725,211
Mr.Yang [Member]
Related Party Transactions and Balances [Line Items]
Payments to acquire loans receivable	81,192
Beijing Ougaini [Member]
Related Party Transactions and Balances [Line Items]
Prepaid expenses		112,980
Mr. Yang Weiguang [Member]
Related Party Transactions and Balances [Line Items]
Due from a related party		$ 226,178
Payments to acquire loans receivable	$ 144,986
Former shareholders	4
Mr. Yang Weiguang [Member] | Shanghai Zhongxin [Member]
Related Party Transactions and Balances [Line Items]
Equity interest	6.67%